Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

18. SUBSEQUENT EVENTS

1)	Close of initial public offering and partial exercise of over-allotment option

On February 26, 2020, the Company consummated its initial public offering ("IPO") of 3,000,000 Class A Ordinary Shares, par value $0.0001 per share. The Company completed its IPO pursuant to the Company's registration statement on Form F-1 (File No. 333-234807), originally filed with the Securities and Exchange Commission on August 19, 2019 (as amended, the "Registration Statement"). The Registration Statement was declared effective by the U.S. Securities and Exchange Commission on February 21, 2020. The Shares were sold at a price of $4.0 per share, generating gross proceeds to the Company of approximately $12 million.

On February 28, 2020, the Company closed on the partial exercise in the over-allotment option to purchase an additional 315,003 Class A ordinary shares, par value $0.0001 per share of the Company by Network 1 Financial Securities Inc., the lead underwriter in connection with the Company's U.S. firm commitment underwritten IPO, at the IPO price of $4.00 per share. As a result, the Company has raised gross proceeds of approximately $1.26 million before underwriting discounts and commissions and offering expenses.

The Class A Ordinary Shares are now traded on the Nasdaq Capital Market under the symbol "ZCMD."

2)	Impact of COVID-19

In response to the coronavirus outbreak, the Company advised all employees to work from home from mid-January to early April 2020, as such the Company was able to continue servicing its customers with minimum interruption. Although we were unable to adhere to original delivery timeliness of certain projects due to the strict movement restrictions imposed by the government, we have managed to convert certain onsite training and education programs to online programs and timely deliver the updated training information to our customers and users. In addition, all of our employees are well equipped and prepared for the remote work situations even before the outbreak. Zhongchao generates a vast majority of its revenues from medical and education training courses delivered through online portals. In that aspect, the Company has seen limited interruption to its business related to the coronavirus.

Additionally, since mid-January, the Company, through its MDMOOC platform (www.MDMOOC.org), has successfully developed and launched coronavirus curriculum (the "Curriculum") with over 60 courses covering a wide range of medical specialties. The Curriculum includes 1) free online courses developed independently by the Company and 2) customized courses developed through partnership/sponsorship with leading pharmaceutical companies and not-for-profit organizations (the "Partners and Sponsors"). The curriculum has been successively distributed through the Company's web portals, mobile APP, WeChat subscription accounts, as well as social media channels, providing much-needed help to the medical workers who are at the forefront of the fight against the coronavirus.

However, the Company's business could continue being impacted by the outbreak of COVID-19. The Company's offices are located in Shanghai and Beijing, China, where any outbreak of contagious diseases and other adverse public health developments could have a negative impact on the Company's business operations.

As it continues to spread globally, the impact of COVID-19 on the economy environment, market condition, the financial position of our customers as well as Company's operations, business and financial results is currently uncertain and could be adverse.